LEASES:	12 Months Ended
Dec. 31, 2021
LEASES:
LEASES:

NOTE 19 — LEASES:

We entered into various non-cancelable operating lease agreements for our offices. Our leases have original lease periods expiring between 2022 and 2027. Many leases include one or more options to renew. We do not assume renewals in the determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants. We record rent expenses for operating leases, some of which have escalating rent payments, on a straight-line basis over the lease term. We do not have any finance leases.

NOTE 19 — LEASES (continued):

The components of lease expense for the years ended December 31, 2021 and 2020 were as follows (U.S. dollars in thousands):

	Year Ended December 31
	2021	2020
Operating lease expense	$7,260	$7,046
Short-term lease expense	509	1,916
Total lease expense	$7,769	$8,962

Cash flow and other information related to leases as of December 31, 2021 and 2020 were as follows (U.S. dollars in thousands):

	Year Ended December 31
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities	$7,801	$6,978
Right-of-use assets obtained in exchange for new operating lease liabilities	$228	$385

Maturities of lease commitments as of December 31, 2021 were as follows (U.S. dollars in thousands):

Year
2022	$7,641
2023	8,142
2024	7,193
2025	6,613
2026	6,613
Thereafter	3,307
Total undiscounted lease payments	39,509
Less: interest	1,908
Present value of lease liabilities	37,601
Less: operating lease liabilities, current	7,525
Operating lease liabilities, non-current	$30,076

As of December 31, 2021 and 2020, the weighted-average remaining lease term was 2.62 years and 3.13 years, respectively, and the weighted-average discount rate was 2.13% and 2.14%, respectively.

Total rent expenses for the year ended December 31, 2019, prior to the adoption of ASU 842, were $7,053 thousand.